Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2024
Inventories [Abstract]
Raw materials and consumables	$ 8,575	$ 8,879
Work in progress	11,345	8,456
Finished goods	36,458	13,622
Total inventories	56,378	30,957
Comprising [Abstract]
Current	56,378	30,957	[1]
Non-current	0	0
Inventories recognised as an expense [Abstract]
Inventories recognised as an expense	154,800	171,300		$ 162,400
Net movement in inventories relating to net realisable value adjustments [Abstract]
Inventories carried at net realisable value	$ 0	$ 22,100

[1]	Refer to Note 2 (a) for details on translation of prior period comparatives to United States dollars to conform with changes in presentation currency.